The Universal Institutional Funds, Inc. Statement of Additional Information Supplement

November 14, 2006

The Universal Institutional Funds, Inc.

Supplement dated November 14, 2006 to

the Statement of Additional Information of

The Universal Institutional Funds, Inc. dated May 1, 2006

The table included in the section of the Fund’s Statement of Additional Information titled “Investment Policies and Strategies – U.S. Fixed Income Portfolios” is hereby revised to reflect that the Core Plus Fixed Income Portfolio may invest in TRAINs and that the Core Plus Fixed Income and the High Yield Portfolios may invest in Structured Notes.

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The table included in the section of the Fund’s Statement of Additional Information titled “Investment Policies and Strategies – Global Portfolios” is hereby revised to reflect that the Asian Equity, Emerging Markets Equity, Global Franchise, Global Value Equity and International Magnum Portfolios may invest in Limited Partnerships.

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The fifth sentence in the section titled “Investment Policies and Strategies – Other Securities and Investment Techniques – TRAINs” is hereby deleted.

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The second paragraph of the section titled “Revenue Sharing” is hereby deleted and replaced in its entirety with the following:

The additional payments currently made to certain Intermediaries include annual amounts paid out of the Adviser’s or the Distributor’s own funds of up to 0.45% of the average daily net assets of shares of the Portfolios held in the Intermediaries’ accounts.

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The third bullet point under the section titled “Discretionary compensation” is hereby deleted and replaced in its entirety with the following:

•	Investment Management Alignment Plan (IMAP) awards – a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios;

Please retain this supplement for future reference.